Report of the directors financial review risk report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
– derivatives	$ 249,672	$ 268,637
Total assets	3,214,371	3,017,048	$ 2,975,003
Deferred tax liabilities	1,570	1,317
Total liabilities	3,014,502	2,824,775
Total equity	199,869	192,273	$ 190,414	$ 192,610
Total equity and liabilities	3,214,371	3,017,048
Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets	126,250	115,322
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	114,314	104,089
– derivatives	183	215
– financial investments – at amortised cost	5,908	6,030
– financial assets at fair value through other comprehensive income	71	79
– other financial assets	5,774	4,909
Insurance contract assets	174	118
Reinsurance contract assets	6,334	5,013
Other assets and investment properties	32,234	28,084
Total assets	164,992	148,537
Liabilities under investment contracts designated at fair value	6,332	5,931
Insurance contract liabilities	117,449	107,032
Reinsurance contract liabilities	691	701
Deferred tax liabilities	12	12
Other liabilities	32,789	27,846
Total liabilities	157,273	141,522
Total equity	7,719	7,015
Total equity and liabilities	164,992	148,537
Insurance manufacturing subsidiaries | French life insurance business
Disclosure of financial assets [line items]
Other assets and investment properties	27,860	24,222
Other liabilities	26,858	23,420
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Life direct participating and investment DPF contracts
Disclosure of financial assets [line items]
Financial assets	107,933	98,676
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	103,127	94,327
– derivatives	169	207
– financial investments – at amortised cost	537	545
– financial assets at fair value through other comprehensive income	0	0
– other financial assets	4,100	3,597
Insurance contract assets	15	14
Reinsurance contract assets	0	0
Other assets and investment properties	27,985	24,647
Total assets	135,933	123,337
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	112,618	102,605
Reinsurance contract liabilities	0	0
Deferred tax liabilities	0	0
Other liabilities	24,883	21,772
Total liabilities	137,501	124,377
Total equity	0	0
Total equity and liabilities	137,501	124,377
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Life other
Disclosure of financial assets [line items]
Financial assets	5,069	4,452
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	4,757	4,233
– derivatives	11	7
– financial investments – at amortised cost	80	90
– financial assets at fair value through other comprehensive income	0	0
– other financial assets	221	122
Insurance contract assets	159	104
Reinsurance contract assets	6,334	5,013
Other assets and investment properties	63	64
Total assets	11,625	9,633
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	4,831	4,427
Reinsurance contract liabilities	691	701
Deferred tax liabilities	0	0
Other liabilities	44	39
Total liabilities	5,566	5,167
Total equity	0	0
Total equity and liabilities	5,566	5,167
Assets and liabilities related to insurance contracts | Insurance manufacturing subsidiaries | Other contracts
Disclosure of financial assets [line items]
Financial assets	6,652	6,227
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	5,330	4,839
– derivatives	2	1
– financial investments – at amortised cost	1,012	1,060
– financial assets at fair value through other comprehensive income	4	6
– other financial assets	304	321
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Other assets and investment properties	38	36
Total assets	6,690	6,263
Liabilities under investment contracts designated at fair value	6,332	5,931
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Deferred tax liabilities	0	0
Other liabilities	0	0
Total liabilities	6,332	5,931
Total equity	0	0
Total equity and liabilities	6,332	5,931
Shareholder assets and liabilities | Insurance manufacturing subsidiaries
Disclosure of financial assets [line items]
Financial assets	6,596	5,967
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,100	690
– derivatives	1	0
– financial investments – at amortised cost	4,279	4,335
– financial assets at fair value through other comprehensive income	67	73
– other financial assets	1,149	869
Insurance contract assets	0	0
Reinsurance contract assets	0	0
Other assets and investment properties	4,148	3,337
Total assets	10,744	9,304
Liabilities under investment contracts designated at fair value	0	0
Insurance contract liabilities	0	0
Reinsurance contract liabilities	0	0
Deferred tax liabilities	12	12
Other liabilities	7,862	6,035
Total liabilities	7,874	6,047
Total equity	7,719	7,015
Total equity and liabilities	$ 15,593	$ 13,062